Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Average Summary		Average Compensation		Value of Initial
	Compensation	Compensation	Compensation		Actually Paid To		Fixed $100
	Table Total for	Actually Paid	Table Total for		Non-PEO		Investment Based On:
Year	PEO (1)	to PEO (1)(2)	Non-PEO NEOs (3)		NEOs (3)(2)		Total Shareholder Return (4)	Net Income (5)
2024	$1,659,741	$3,520,399	$765,646	(6)	$2,039,256	(6)	$115.27	$(38,266)
2023	$3,606,768	$3,174,062	$2,171,817	(6)	$1,915,459	(6)	$6.06	$(75,722)
2022	$3,197,739	$2,909,711	$932,621		$861,259		$4.82	$70,079

Named Executive Officers, Footnote	The names of the Principal Executive Officers of the Company (each, a “PEO”) reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024 and 2023, Mr. Tucker and (ii) for fiscal year 2022, Mr. Tucker and Amerino Gatti.The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024 and 2023, Mr. Haight and Mr. Bouchard and (ii) for fiscal year 2022, Mr. Haight, Mr. Bouchard and Robert Young.
PEO Total Compensation Amount	$ 1,659,741	$ 3,606,768	$ 3,197,739
PEO Actually Paid Compensation Amount	$ 3,520,399	3,174,062	2,909,711
Adjustment To PEO Compensation, Footnote	For fiscal year 2024, the “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K.

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$1,659,741	$765,646
Less: Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	—	—
Plus: Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	1,535,157	1,025,280
Plus: Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	325,501	248,330
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Total Adjustments	$1,860,658	$1,273,610

Compensation Actually Paid for Fiscal Year 2024	$3,520,399	$2,039,256

Non-PEO NEO Average Total Compensation Amount	$ 765,646	2,171,817	932,621
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,039,256	1,915,459	861,259
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal year 2024, the “compensation actually paid” to the PEO and the “average compensation actually paid” to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K.

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$1,659,741	$765,646
Less: Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	—	—
Plus: Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	1,535,157	1,025,280
Plus: Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	—
Plus: Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	325,501	248,330
Less: Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Total Adjustments	$1,860,658	$1,273,610

Compensation Actually Paid for Fiscal Year 2024	$3,520,399	$2,039,256

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR

The amount of “compensation actually paid” to our PEOs and the “average compensation actually paid” to our other NEOs is generally aligned with the Company’s cumulative TSR over the three years presented in the table when taking into consideration that the TSR calculations for 2023 and 2022 include the 2021 year when the Company’s stock price reduced by approximately 90%. The alignment of “compensation actually paid” with the Company’s TSR over the period is due to the fact that a significant portion of the “compensation actually paid” to our PEO and other NEOs is comprised of equity awards. For example, in November 2023, our Chief Executive Officer Mr. Tucker and our other NEOs (Messrs. Haight and Bouchard) were granted awards comprised 30% of RSUs and 70% of PSUs that were intended to cover annual long-term equity awards for fiscal years 2023, 2024 and 2025 and which comprise a significant portion of total compensation paid to them. TSR continued to increase in 2024 compared to 2023 and 2022, and the Company continued to make financial improvements in 2024 as described in “Annual Performance Based Incentives Paid in Cash”.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

While the Company does not use net income as a performance measure in its overall executive compensation programs, the measure of net income is generally correlated with the measure of Adjusted EBITDA, which comprises a significant portion of the performance goals for the Company’s Annual Executive Bonus Plan and equity awards in the form of PSUs. The changes in our “compensation actually paid” to our PEOs and the “average compensation actually paid” to our other NEOs were generally aligned with changes in our net income between 2022, 2023 and 2024 after factoring in that the equity grant made in 2023 was for a three-year period.

Total Shareholder Return Amount	$ 115.27	6.06	4.82
Net Income (Loss)	$ (38,266)	$ (75,722)	$ 70,079
Additional 402(v) Disclosure	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.The Company TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K, which is the three-year trading period ending on the last day of each year listed in the table.Represents the amount of net income (loss) reflected in the Company’s audited GAAP financial statements for each applicable fiscal year. For fiscal year 2022, net income includes a gain on the sale of the Company’s Quest business of $203,351.
Mr. Tucker [Member]
Pay vs Performance Disclosure
PEO Name	Mr. Tucker	Mr. Tucker	Mr. Tucker
Mr. Gatti [Member]
Pay vs Performance Disclosure
PEO Name			Gatti
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,860,658
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,535,157
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,501
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,273,610
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,025,280
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,330
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0